SEGMENTED INFORMATION - Geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 3,087	$ 3,226	$ 2,979
Property, plant and equipment	36,469	33,007
North America
Disclosure of operating segments [line items]
Property, plant and equipment	21,242	19,643
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	8,150	7,353
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	2,711	2,897
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	4,366	3,114
Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,778	2,076	1,989
Wind
Disclosure of operating segments [line items]
Revenues	581	571	689
Solar
Disclosure of operating segments [line items]
Revenues	698	545	273
Energy Transition
Disclosure of operating segments [line items]
Revenues	$ 30	$ 34	$ 28